Depreciation and amortization expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Depreciation	$ 1,259.5	$ 1,130.2	$ 1,449.8
General and administrative	26.6	12.3	22.0
Total depreciation and amortization expense	$ 1,286.1	$ 1,142.5	$ 1,471.8